PROHIBITED TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Contingency [Line Items]
PROHIBITED TRANSACTIONS	PROHIBITED TRANSACTIONS
In 2024, the Company discovered inadvertent uses of Plan assets by the Company due to administrative errors. Participant contributions of $62 were not timely deposited into participant accounts. These errors resulted in an impermissible extension of credit from the Plan to the Company in violation of Code section 4975(c)(1)(B). The Company corrected the errors in 2025 by depositing the missed participant contributions, plus lost earnings, into the affected participant accounts.